Fair Value Measurements (Details) - Schedule of fair value assets measured on a recurring basis - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Oct. 08, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Oramed Note	$ 14,962	$ 12,161		$ 104,089
Convertible debenture				$ 4,340
Tranche B Notes	24,480	23,560	$ 42,740
Purchased revenue liability	$ 7,300	$ 6,800	$ 5,900
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative Liability, Noncurrent	Derivative Liability, Noncurrent		Derivative Liability, Noncurrent
Derivative liabilities	$ 7,894	$ 18,303		$ 1,518
Other long-term liabilities	155	155		179
Total liabilities measured at fair value	54,791	60,979		110,126
Level 1 [Member]
Liabilities:
Oramed Note	0	0		0
Convertible debenture				0
Tranche B Notes	0	0
Purchased revenue liability	0	0
Derivative liabilities	0	0		0
Other long-term liabilities	0	0		0
Total liabilities measured at fair value	0	0		0
Level 2 [Member]
Liabilities:
Oramed Note	0	0		0
Convertible debenture				0
Tranche B Notes	0	0
Purchased revenue liability	0	0
Derivative liabilities	0	0		0
Other long-term liabilities	0	0		0
Total liabilities measured at fair value	0	0		0
Level 3 [Member]
Liabilities:
Oramed Note	14,962	12,161		104,089
Convertible debenture				4,340
Tranche B Notes	24,480	23,560
Purchased revenue liability	7,300	6,800
Derivative liabilities	7,894	18,303		1,518	$ 1,231
Other long-term liabilities	155	155		179
Total liabilities measured at fair value	$ 54,791	$ 60,979		$ 110,126